Pension and Other Post-retirement Benefits - Assets Allocations (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 1,232,626	$ 1,179,777	$ 1,168,765
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	404,147	396,613
Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	697,373	711,389
Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	131,106	71,775	$ 58,723
Cash and Cash Equivalents
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	24,412	16,551
Cash and Cash Equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	24,412	16,551
Large Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	267,428	457,578
Large Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	189,290	211,843
Large Capitalization Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	78,138	245,735
Large Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	234,633	300,735
Large Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	156,495	175,206
Large Capitalization Equity - Domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	78,138	125,529
Large Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	32,795	36,637
Large Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	32,795	36,637
Large Capitalization Equity - World
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value		120,206
Large Capitalization Equity - World | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value		120,206
Small Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	63,772	63,759
Small Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	63,772	63,759
Small Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	52,599	55,513
Small Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	52,599	55,513
Small Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	11,173	8,246
Small Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	11,173	8,246
International Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	168,819	164,923
International Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	168,819	164,923
Mutual fund
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	99,635	101,062
Mutual fund | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	99,635	101,062
Collective trust
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	69,184	63,861
Collective trust | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	69,184	63,861
Global Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	129,014
Global Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	129,014
Private Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	68,102	71,775
Private Equity | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	68,102	71,775
Private Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	54,613	54,748
Private Equity - Domestic | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	54,613	54,748
Private Equity - International
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	13,489	17,027
Private Equity - International | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	13,489	17,027
Equity Securities
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	697,135	758,035
Equity Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	253,062	275,602
Equity Securities | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	375,971	410,658
Equity Securities | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	68,102	71,775
Fixed Income
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	448,075	405,191
Fixed Income | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	126,673	104,460
Fixed Income | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	321,402	300,731
US government issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	153,333	130,456
US government issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	126,673	104,460
US government issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	26,660	25,996
Municipal issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	21,451	20,211
Municipal issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	21,451	20,211
Corporate issues domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	224,963	210,035
Corporate issues domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	224,963	210,035
Corporate issues foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	48,328	44,489
Corporate issues foreign | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	48,328	$ 44,489
Real Estate - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 63,004
Advance notice to requests redemption of shares, first option	45 days
Advance notice to requests redemption of shares, second option	90 days
Real Estate - Domestic | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 63,004